UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05052

Value Line New York Tax Exempt Trust.
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor, New York,NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 4/30/12  is included with this Form.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	April 30, 2012

Principal		Rating
Amount		(unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (94.0%)
	NEW YORK CITY (36.1%)
$150,000	Battery Park City Authority, Senior Revenue Bonds, Ser. B, 5.00%, 11/1/34	Aaa		$175,809
100,000	General Obligation Unlimited, Fiscal 2008, Ser. A-1, 5.00%, 8/1/12	Aa2		101,212
350,000	General Obligation Unlimited, Fiscal 2008, Subser C-1, FSA Insured, 5.00%, 10/1/24	Aa2		405,758
150,000	General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		175,054
150,000	General Obligation Unlimited, Fiscal 2011, Ser. I, Subser I-1, 5.00%, 8/1/17	Aa2		179,040
100,000	General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		113,797
	Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A:
155,000	5.00%, 2/15/14	Aa3		166,579
150,000	5.00%, 2/15/15	Aa3		166,322
250,000	5.00%, 2/15/16	Aa3		283,245
110,000	Industrial Development Agency, Special Facility Revenue Refunding Bonds, New York Stock Exchange Project, Ser. A, 5.00%, 5/1/29	Aa3		121,245
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
100,000	Ser. B, 5.00%, 6/15/12	Aa1		100,601
50,000	Ser. BB, 5.00%, 6/15/31	Aa2		56,699
500,000	Ser. C, 4.75%, 6/15/33	Aa1		540,440
150,000	Ser. C, 5.00%, 6/15/30	Aa1		164,088
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		260,027
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		217,844
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		170,265
125,000	Town of Babylon, Public Improvement Bonds, General Obligation Unlimited, 4.50%, 4/1/29	AA+	*	135,680
150,000	Transitional Finance Authority Future Tax Secured, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		167,548
	Transitional Finance Authority, Building Aid Revenue Bonds:
250,000	Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aa3		279,275
200,000	Fiscal 2009, Ser. S-5, 5.00%, 1/15/26	Aa3		227,518
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa3		225,868
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		168,822
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		470,568
135,000	Transitional Finance Authority, Revenue Refunding Bonds, Future Tax D-2, NATL-RE FGIC-TCRS Insured, 5.00%, 11/1/13	Aa1		144,499
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		280,545
100,000	Trust for Cultural Resources, Revenue Bonds, Whitney Museum of American Art, 5.25%, 7/1/25	A	*	116,313
				5,614,661
	NEW YORK STATE (55.2%)
100,000	County of Rockland, General Obligation Unlimited, Ser. B, 3.00%, 9/1/21	A3		102,519
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		168,512
150,000	County of Westchester, General Obligation Unlimited, Ser. A, 3.00%, 10/15/20	Aaa		163,958
	Dormitory Authority, Revenue Bonds:
475,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		517,740
250,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25 (1)	AA-	*	271,680
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	576,790
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	435,600
	Metropolitan Transportation Authority, New York:
200,000	Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	Aa3		220,232

1

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value

$250,000	Revenue Bonds, Ser. D, 5.00%, 11/15/16	A2		$292,170
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	276,410
100,000	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Ser. C, 5.00%, 11/15/20	A2		119,886
100,000	New York State Dormitory Authority, Cornell University Revenue Bonds, Ser. A, 5.00%, 7/1/40	Aa1		111,400
100,000	New York State Dormitory Authority, Lease Revenue Bonds, Ser. A, 5.25%, 5/15/13	Aa3		104,867
200,000	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, 4.75%, 2/15/19	AA-	*	239,164
100,000	New York State Dormitory Authority, Municipal Health Facilities Lease, Revenue Bonds, Subser 2-2, 5.00%, 1/15/21	Aa3		114,219
50,000	New York State Dormitory Authority, Revenue Bonds, Ser. D, 5.00%, 3/15/36	AAA	*	53,624
150,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, General Purpose, Ser. A, 5.00%, 3/15/31	AAA	*	172,337
125,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. C, 4.13%, 6/15/22	Aa1		137,243
500,000	New York State Environmental Facilities Corp., Revenue Bonds, 5.00%, 6/15/28	Aa1		577,725
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	272,548
	New York State Urban Development Corp.:
250,000	Revenue Bonds, Ser. A-1, 5.00%, 1/1/19	AA-	*	298,152
100,000	Revenue Bonds, Ser. B-1, 5.00%, 3/15/17	AAA	*	118,911
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	181,776
150,000	New York State, General Obligation Unlimited, Ser. A, 3.50%, 2/15/23	Aa2		163,142
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa2		100,797
70,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixtieth Series, Insured, 4.25%, 9/15/34	Aa2		73,291
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa2		112,691
150,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty -Third Series, 4.00%, 7/15/27	Aa2		160,836
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20 (1)	AA	*	284,492
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21 (1)	Aa1		183,874
120,000	Town of East Fishkill, New York Public Improvement Bonds, General Obligation Unlimited, AGM Insured, 4.38%, 3/15/29	Aa2		131,258
105,000	Town of Oyster Bay, New York Public Improvement Bonds, General Obligation Unlimited, 3.00%, 8/15/20	AA	*	111,206
	Triborough Bridge & Tunnel Authority:
250,000	Revenue Bonds, Ser. C, 5.00%, 11/15/19	Aa2		302,817
500,000	Revenue Bonds, Ser. D, 5.00%, 11/15/26	Aa3		562,815
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.50%, 11/15/19	Aa3		318,457
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	552,615
				8,585,754
	PUERTO RICO (2.7%)
250,000	Puerto Rico Electric Power Authority Power Revenue, Revenue Bonds, Ser. TT, 5.00%,7/1/32	Baa1		252,590
150,000	Puerto Rico Public Buildings Authority, Revenue Guaranteed Refunding Government Facilities Bonds, Ser. M, Commonwealth Guaranteed Insured, 5.75%, 7/1/15	Baa1		165,489
				418,079

 2

Value Line New York Tax Exempt Trust

April 30, 2012

TOTAL LONG-TERM MUNICIPAL SECURITIES (94.0%) (Cost $13,660,509)	14,618,494
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (6.0%)	933,506
NET ASSETS (2) (100.0%)	$15,552,000
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($15,552,000 ÷ 1,670,462 shares outstanding)	$9.31

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s
(1)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(2)
For federal income tax purposes, the aggregate cost was $13,660,509, aggregate gross unrealized appreciation was $957,985, aggregate gross unrealized depreciation was $0 and the net unrealized appreciation was $957,985.

AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
NATL-RE	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

 3

Note 1 - Valuations

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of April 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$14,618,494	$0	$14,618,494
Total Investments in Securities	$0	$14,618,494	$0	$14,618,494

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Trust is currently assessing the impact of this guidance on its financial statements.

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended April 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended April 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Note 2 - Subsequent Events

On May 17, 2012 the shareholders of the Trust approved the Plan of Reorganization in which the Trust merged into the Value Line Tax Exempt Fund, Inc. on May 18, 2012.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 26, 2012